Revenue Recognition (Details Textual) - USD ($)	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Deferred Revenue Arrangement [Line Items]
Deferred Revenue			$ 487,000	$ 703,000
License Agreement [Member]
Deferred Revenue Arrangement [Line Items]
Revenue recognized	$ 35,000	$ 448,000
Deferred Revenue	$ 2,624,000
Deferred Revenue, Description	Approximately $35,000 of revenue will be recognized in the remaining six months of fiscal year 2015 and approximately $70,000 of revenue will be recognized in each of the years ended December 31, 2016 through 2021.
License Agreement [Member] | Bellco [Member]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue	$ 452,000